LEASES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Leases
SCHEDULE OF LEASE EXPENSES AND SUPPLEMENTAL CASH FLOW INFORMATION

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

	Six months ended September 30,
	2025	2024
Lease cost
Operating lease cost	$197,511	$150,385

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$36,000	$-
Weighted average remaining lease term – operating leases (in years)	2.19	1.25
Average discount rate – operating lease	4.75%	4.75%

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

	Years ended March 31,
	2025	2024
Lease cost
Operating lease cost	$330,671	$126,302

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$338,389	$356,441
Weighted average remaining lease term – operating leases (in years)	6.57	1.75
Average discount rate – operating lease	7.00%	4.75%

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO LEASE

The supplemental balance sheet information related to leases is as follows:

	September 30, 2025	March 31, 2025
Operating leases
Right-of-use assets	$463,787	$644,515
Operating lease liabilities	$390,709	$412,790

The supplemental balance sheet information related to leases is as follows:

	March 31, 2025	March 31, 2024
Operating leases
Right-of-use assets	$644,515	$539,946
Operating lease liabilities	$412,790	$314,775

SCHEDULE OF UNDISCOUNTED FUTURE MINIMUM LEASE PAYMENTS

The undiscounted future minimum lease payment schedule as follows:

For the year ending March 31,
2026 (6 months remaining)	$37,080
2027	75,272
2028	77,531
2029	79,856
2030	82,252
Thereafter	127,706
Total undiscounted lease payments	479,697
Less: interest	(88,988)
Total lease liabilities	$390,709

The undiscounted future minimum lease payment schedule as follows:

For the year ending March 31,
2026	$73,080
2027	75,272
2028	77,530
2029	79,856
2030	82,252
Thereafter	127,706
Total undiscounted lease payments	515,696
Less: interest	(102,906)
Total lease liabilities	$412,790